G2 Information Regarding Members of the Board of Directors and Group Management	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
G2 Information regarding members of the Board of Directors and Group management
G2	Information regarding members of the Board of Directors and Group management

Remuneration to the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2019	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)		Committee fees	Total fees paid in cash 2)	Total remuneration 2019
			A		B			C	(A+B+C)
Board member
Ronnie Leten	4,075,000	21,556/50%	2,037,473	30,969	(649,755)		375,000	2,412,500	3,800,218
Helena Stjernholm	1,020,000	5,395/50%	509,935	27,277	(100,441)		175,000	685,000	1,094,494
Jacob Wallenberg	1,020,000	8,093/75%	764,950	36,699	(160,079)		175,000	430,000	1,034,871
Jon Fredrik Baksaas	1,020,000	8,093/75%	764,950	24,277	(261,161)		200,000	455,000	958,789
Jan Carlson	1,020,000	8,093/75%	764,950	24,277	(261,161)		425,000	680,000	1,183,789
Nora Denzel	1,020,000	2,697/25%	254,920	10,604	(61,051)		425,000	1,190,000	1,383,869
Börje Ekholm	—	—	—	15,860	133,212		—	—	133,212
Eric A. Elzvik	1,020,000	2,697/25%	254,920	8,091	(87,036)		400,000	1,165,000	1,332,884
Kurt Jofs	1,020,000	8,093/75%	764,950	11,285	(239,854)		350,000	605,000	1,130,096
Kristin S. Rinne	1,020,000	2,697/25%	254,920	19,817	(45,036)		200,000	965,000	1,174,884

Employee Representatives
Torbjörn Nyman	25,500	—	—				15,000	40,500	40,500
Kjell-Åke Soting	25,500	—	—				15,000	40,500	40,500
Roger Svensson	25,500	—	—				10,500	36,000	36,000
Per Holmberg (deputy)	25,500	—	—				—	25,500	25,500
Anders Ripa (deputy)	25,500	—	—				—	25,500	25,500
Loredana Roslund (deputy)	25,500	—	—				—	25,500	25,500
Total	12,388,000	67,414	6,371,968	209,156	(1,732,362)		2,765,500	8,781,000	13,420,606	3)
Total	12,388,000	67,414	6,371,968	209,156	(1,595,205)	4)	2,765,500	8,781,000	13,557,763	3)

1)	The difference in value as of the time for payment, compared to December 31, 2018, for synthetic shares allocated in 2014 (for which payment was made in 2019).

The difference in value as of December 31, 2019 compared to December 31, 2018, for synthetic shares allocated in 2015, 2016, 2017 and 2018. Calculated on a share price of SEK 81.56.

The difference in value as of December 31, 2019, compared to grant date for synthetic shares allocated in 2019.

The value of synthetic shares allocated in 2015, 2016, 2017 and 2018 includes respectively SEK 3.70, SEK 1.00, SEK 1.00 and SEK 1.00 per share in compensation for dividends resolved by the Annual General Meetings 2016, 2017, 2018 and 2019 and the value of the synthetic shares allocated in 2014 includes dividend compensation for dividends resolved in 2015, 2016, 2017 and 2018.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 2,706,907.
4)

Including synthetic shares previously allocated to the former Directors Kristin Skogen Lund and Sukhinder Singh Cassidy. For these synthetic shares, the net change in value corresponds to the difference in value as of the time for payment compared to December 31, 2018.

Comments to the table

–	The Chair of the Board was entitled to a Board fee of SEK 4,075,000 and a fee of SEK 200,000 as Chair of the Finance Committee and a fee of SEK 175,000 as member of the Remuneration Committee.
–

The other Directors elected by the Annual General Meeting were entitled to a fee of SEK 1,020,000 each. In addition, the Chair of the Audit and Compliance Committee was entitled to a fee of SEK 400,000 and the other non-employee members of the Audit and Compliance Committee were entitled to a fee of SEK 250,000 each. The Chairs of the Finance, Remuneration and Technology and Science Committees were entitled to a fee of SEK 200,000 each and the other non-employee members of these Committees were entitled to a fee of SEK 175,000 each.

–

Members of the Board, who are not employees of the Company, have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

–

Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 1,500 per attended Board meeting and Committee meeting.

–

The Annual General Meeting 2019 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of Ericsson Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of Ericsson’s interim report for the first quarter 2019; SEK 94,52. The number of synthetic shares is rounded down to the nearest whole number of shares. The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting which resolved on the synthetic share program, i.e., in 2024. The amount payable shall be determined based on the volume-weighted average price for shares of Class B during the five trading days immediately following the publication of the year-end financial statement.

Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2014 occurred in 2019. The amounts paid in 2019 under the synthetic share programs were determined based on the volume-weighted average price for shares of Class B on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2018: SEK 80.01 and totalled SEK 1,591,237 excluding social security charges. The payments made do not constitute a cost for the Company in 2019. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2019, is disclosed in the table “Remuneration to members of the Board of Directors” on page 91. The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2019, the total outstanding number of synthetic shares under the programs is 276,570 and the total accounted debt is SEK 22,985,528.

Note G2, cont’d.

Remuneration to the Group management

The Company’s costs for remuneration to the Group management are the costs recognized in the income statement during the fiscal year. These costs are disclosed under Remuneration costs.

Costs recognized during a fiscal year in the income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under Outstanding balances.

Guidelines for remuneration to Group management 2019

For Group management consisting of the Executive Team (ET), including the President and CEO, total remuneration consists of fixed salary, short- and long-term variable compensation, pension and other benefits. The following guidelines apply to the remuneration of the Executive Team:

–

Variable compensation is in cash and stock-based programs awarded against specific business targets derived from the long-term business plan approved by the Board of Directors. Targets may include share-price related or financial targets at either Group or unit level, operational targets, employee engagement targets or customer satisfaction targets.

–	All benefits, including pension benefits, follow the competitive practice in the home country taking total compensation into account.
–

By way of exception, additional arrangements can be made when deemed necessary. An additional arrangement can be renewed but each such arrangement shall be limited in time and shall not exceed a period of 36 months and twice the remuneration that the individual would have received had no additional arrangement been made.

–

The standard mutual notice period is no more than six months. Upon termination of employment by the Company, severance pay amounting to a maximum of 18 months fixed salary is paid. Notice of termination given by the employee due to significant structural changes, or other events that in a determining manner affect the content of work or the condition for the position, is equated with notice of termination served by the Company.

–

On a case to case basis, the mutual notice period can be increased to no more than 12 months in which case there will be a corresponding reduction in severance pay (where applicable). In all circumstances, fixed salary during the notice period plus any severance pay payable will not together exceed an amount equivalent to the individual’s 24 months fixed salary.

Remuneration costs

The total remuneration to the President and CEO and to other members of the Group management, consisting of the ET, includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management as approved by the Annual General Meeting (AGM) of shareholders held in 2019: see the approved guidelines in the previous section Guidelines for remuneration to Group management 2019.

Remuneration costs for the President and CEO and other members of Executive Team (ET)
SEK	President and CEO 2019	President and CEO 2018	Other members of ET 2019	Other members of ET 2018	Total 2019	Total 2018
Salary 1)	16,299,080	15,362,592	86,342,359	87,557,407	102,641,439	102,919,999
Termination beneﬁts	—	—	—	8,977,037	—	8,977,037
Annual variable remuneration provision earned for the year	—	—	28,289,319	26,041,833	28,289,319	26,041,833
Long-term variable compensation provision 2)	31,491,325	18,351,265	31,149,752	16,549,282	62,641,077	34,900,547
Pension costs 3)	8,284,891	7,890,372	33,389,234	31,776,195	41,674,125	39,666,567
Other beneﬁts	600,572	424,513	21,765,983	11,785,239	22,366,555	12,209,752
Social charges and taxes 4)	17,807,558	13,205,431	43,244,590	44,565,230	61,052,148	57,770,661
Total	74,483,426	55,234,173	244,181,237	227,252,223	318,664,663	282,486,396

1)	Includes compensation for unused vacation days.
2)	Includes pro-rated long-term variable compensation provisions for other members of ET for the individuals who left ET during the year.
3)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
4)	Social charges and taxes for other members of ET 2018 adjusted due to clerical error.

Comments to the table

–

Fredrik Jejdling was appointed as Executive Vice President by the Board of Directors effective November 7, 2017. He did not substitute the President and CEO as the deputy to the President and CEO in 2019. Information regarding Fredrik Jejdling is included in the group “Other members of ET.

–

The group Other members of ET comprises of the following persons: MajBritt Arfert, Arun Bansal, Xavier Dedullen, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jan Karlsson, Peter Laurin, Carl Mellander, Nunzio Mirtillo, and Åsa Tamsons. In addition, Stella Medlicott joined ET on June 10, 2019 and Fadi Pharaon joined ET on September 1, 2019, Helena Norrman (left ET effective June 10, 2019 and Ericsson June 30, 2019 by resignation) and Rafiah Ibrahim (left ET effective August 31, 2019).

–	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2019 as well as other contracted compensation expenses in 2019.
–

“Long-term variable compensation provision” refers to the compensation costs for all outstanding share-based plans for full year 2019 and includes pro-rated long-term variable compensation provisions for other members of ET for the individuals who left ET during the year.

Outstanding balances

The Company has recognized the following liabilities relating to unpaid remunerations in the Balance sheet:

–

Ericsson’s commitments for defined benefit based pensions as of December 31, 2019, for other members of ET under IAS 19 amounted to 2019: SEK 44.6 million, 2018: 56.0 million of which 2019: SEK 32.6 million, 2018: SEK 45.2 million refers to the ITP and early retirement, and the remaining 2019: SEK 11.9 million, 2018 SEK 10.9 million to disability and survivors’ pensions. The President and CEO does not have a Swedish defined benefit based pension plan, hence, Ericsson bears no commitment.

–	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.